UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-05620

                  Virtus Global Dividend & Income Fund Inc.

(Exact name of registrant as specified in charter)

101 Munson Street

                             Greenfield, MA 01301-9683

(Address of principal executive offices) (Zip code)

William Renahan, Esq.

Vice President, Chief Legal Officer and Secretary for Registrant

100 Pearl Street

                   Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (800) 272-2700

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule of Investments is attached herewith.

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
U.S. GOVERNMENT SECURITIES—0.7%
U.S. Treasury Bond 2.500%, 2/15/46	$2,235	$2,029
TOTAL U.S. GOVERNMENT SECURITIES
(Identified Cost $2,126)		2,029
MUNICIPAL BONDS—2.0%
California—1.2%
State of California, Build America Bonds Taxable 7.600%, 11/1/40	2,000	3,094

New York—0.6%
Port Authority of New York & New Jersey, Consolidated Bonds Revenue 5.000%, 4/15/57	1,515	1,712

Virginia—0.2%
City of Bristol, General Obligation Taxable 4.210%, 1/1/42	565	574
TOTAL MUNICIPAL BONDS
(Identified Cost $5,425)		5,380
FOREIGN GOVERNMENT SECURITIES—1.4%
Argentine Republic 5.875%, 1/11/28	250	235
7.625%, 4/22/46	380	378
6.875%, 1/11/48	245	224
Dominican Republic 144A 5.950%, 1/25/27(2)	455	475
Kingdom of Abu Dhabi 144A 2.500%, 10/11/22(2)	495	477
Kingdom of Bahrain 144A 7.000%, 10/12/28(2)	490	472
Republic of South Africa 4.665%, 1/17/24	410	412
4.300%, 10/12/28	430	402
Republic of Turkey 7.375%, 2/5/25	261	289
Sultanate of Oman 144A, 5.375%, 3/8/27(2)	285	278
144A, 5.625%, 1/17/28(2)	200	195
TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $3,984)		3,837

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES—9.6%
Agency—2.7%
Federal National Mortgage Association Pool #AS6947, 3.500%, 4/1/46	$3,219	$3,227
Pool #AS7244, 3.500%, 5/1/46	3,039	3,047
Pool #AS8483, 3.000%, 12/1/46	799	779
Pool #AS9393, 4.000%, 4/1/47	166	171

		7,224

Non-Agency—6.9%
American Homes 4 Rent Trust 2014-SFR2, C 144A 4.705%, 10/17/36(2)	610	641
Ameriquest Mortgage Securities, Inc. Pass-Through Certificates, 2003-AR3, M4, (5.850% minus 1 month LIBOR) 4.748%, 6/25/33(1)	93	92
AMSR Trust 2016-SFR1, C 144A, (1 month LIBOR + 2.250%) 4.058%, 11/17/33(1)(2)	488	492
2016-SFR1, D 144A, (1 month LIBOR + 2.400%) 4.208%, 11/17/33(1)(2)	100	100
Bank of America (Merrill Lynch) Commercial Mortgage Securities Trust 2015-200P, A 144A 3.218%, 4/14/33(2)	385	379
Bayview Opportunity Master Fund IIIb Trust 2017-RN2, A1 144A 3.475%, 4/28/32(1)(2)	63	63
Bayview Opportunity Master Fund IVa Trust 2016-SPL1, B1 144A, 4.250%, 4/28/55(2)	395	408
2017-SPL5, B1 144A, 4.000%, 6/28/57(1)(2)	175	180

See Notes to Schedules of Investments

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency (continued)
2017-SPL1, B1 144A, 4.250%, 10/28/64(1)(2)	$263	$269
Bayview Opportunity Master Fund IVb Trust 2017-SPL3, B1 144A 4.250%, 11/28/53(1)(2)	345	360
Caesars Palace Las Vegas Trust 2017-VICI, C 144A 4.138%, 10/15/34(2)	270	275
Citigroup Commercial Mortgage Trust 2016-SMPL, A 144A 2.228%, 9/10/31(2)	685	664
Colony Starwood Homes Trust 2016-2A, C 144A, (1 month LIBOR + 2.150%) 3.927%, 12/17/33(1)(2)	490	490
COLT Mortgage Loan Trust Funding LLC 2016-2, A1 144A, 2.750%, 9/25/46(1)(2)	55	54
2017-1, A3 144A, 3.074%, 5/27/47(1)(2)	138	139
Credit Suisse First Boston Mortgage Securities Corp. 2003-AR30, 5A1 3.537%, 1/25/34(1)	188	193
Deephaven Residential Mortgage Trust 2017-1A, A2 144A 2.928%, 12/26/46(1)(2)	235	233
Galton Funding Mortgage Trust 2017-1, A21 144A 3.500%, 7/25/56(1)(2)	238	238
Hilton USA Trust 2016-SFP, B 144A 3.323%, 11/5/35(2)	965	949
Home Equity Mortgage Trust 2005-2, M7, (1 month LIBOR + 1.680%) 3.552%, 7/25/35(1)	203	202
JPMorgan Chase (Bear Stearns) Alternate Loan Trust 2004-5, 3A1 3.835%, 6/25/34(1)	435	445

	PAR VALUE	VALUE
Non-Agency (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C22, A4 3.801%, 9/15/47	$1,320	$1,352
JPMorgan Chase Mortgage Trust 2014-5, B2 144A, 2.998%, 10/25/29(1)(2)	162	154
2016-2, M2 144A, 3.750%, 12/25/45(1)(2)	631	630
2017-3, 2A2 144A, 2.500%, 8/25/47(1)(2)	234	227
2017-5, A1 144A, 3.184%, 10/26/48(1)(2)	778	774
MetLife Securitization Trust 2017-1A, M1 144A 3.640%, 4/25/55(1)(2)	135	136
New Residential Mortgage Loan Trust 2016-4A, B1A 144A, 4.500%, 11/25/56(1)(2)	683	707
2017-2A, A3 144A, 4.000%, 3/25/57(1)(2)	218	222
2018-1A, A1A 144A, 4.000%, 12/25/57(1)(2)	238	243
One Market Plaza Trust 2017-1MKT, A 144A 3.614%, 2/10/32(2)	345	348
Pretium Mortgage Credit Partners I LLC 2017-NPL5, A1 144A 3.327%, 12/30/32(1)(2)	151	151
Progress Residential Trust 2017-SFR1, B 144A, 3.017%, 8/17/34(2)	335	328
2018-SFR1, B 144A, 3.484%, 3/17/35(2)	300	300
RCO Mortgage LLC 2017-1, A1 144A 3.375%, 8/25/22(1)(2)	597	595
Sequoia Mortgage Trust 2013-8, B1 3.533%, 6/25/43(1)	358	351

See Notes to Schedules of Investments

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency (continued)
Structured Adjustable Rate Mortgage Loan Trust 2004-4, 3A2 3.813%, 4/25/34(1)	$176	$178
Towd Point Mortgage Trust 2015-1, A2 144A, 3.250%, 10/25/53(1)(2)	610	608
2015-6, M1 144A, 3.750%, 4/25/55(1)(2)	185	188
2017-1, M1 144A, 3.750%, 10/25/56(1)(2)	200	202
2017-6, A2 144A, 3.000%, 10/25/57(1)(2)	330	319
2015-2, 1M1 144A, 3.250%, 11/25/60(1)(2)	945	932
Tricon American Homes Trust 2016-SFR1, C 144A, 3.487%, 11/17/33(2)	975	967
2017-SFR1, A 144A, 2.716%, 9/17/34(2)	165	161
Vericrest Opportunity Loan Trust LVI LLC 2017-NPL3, A1 144A 3.500%, 3/25/47(1)(2)	294	294
Vericrest Opportunity Loan Trust LX LLC 2017-NPL7, A1 144A 3.250%, 6/25/47(1)(2)	196	195
Vericrest Opportunity Loan Trust LXIII LLC 2017-NP10, A1 144A 3.000%, 10/25/47(1)(2)	100	99
Verus Securitization Trust 2017-2A, A1 144A, 2.485%, 7/25/47(1)(2)	393	390
2018-1, A1 144A, 2.929%, 2/25/48(1)(2)	295	295
Wells Fargo Commercial Mortgage Trust 2015-LC20, B 3.719%, 4/15/50	675	669

		18,881
TOTAL MORTGAGE-BACKED SECURITIES
(Identified Cost $26,617)		26,105

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES—4.4%
Auto Floor Plan—0.3%
Navistar Financial Dealer Note Master Owner Trust II 2016-1, B 144A, (1 month LIBOR + 1.750%) 3.622%, 9/27/21(1)(2)	$780	$783

Automobiles—2.3%
American Credit Acceptance Receivables Trust 2017-2, C 144A 2.860%, 6/12/23(2)	430	427
Centre Point Funding LLC 2012-2A, 1 144A 2.610%, 8/20/21(2)	496	491
Drive Auto Receivables Trust 2017-2, C 2.750%, 9/15/23	505	502
Exeter Automobile Receivables Trust 2015-2A, C 144A, 3.900%, 3/15/21(2)	580	585
2016-3A, B 144A, 2.840%, 8/16/21(2)	685	685
First Investors Auto Owner Trust 2017-2A, B 144A 2.650%, 11/15/22(2)	415	410
Flagship Credit Auto Trust 2017-3, C 144A 2.910%, 9/15/23(2)	505	499
Foursight Capital Automobile Receivables Trust 2017-1, B 144A 3.050%, 12/15/22(2)	400	393
GLS Auto Receivables Trust 2017-1A, B 144A 2.980%, 12/15/21(2)	525	522
OneMain Direct Auto Receivables Trust 2017-2A, C 144A 2.820%, 7/15/24(2)	415	408
Prestige Auto Receivables Trust 2017-1A, C 144A 2.810%, 1/17/23(2)	505	496

See Notes to Schedules of Investments

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Automobiles (continued)
Santander Drive Auto Receivables Trust 2016-1, C 3.090%, 4/15/22	$290	$291
Westlake Automobile Receivables Trust 2017-2A, C 144A 2.590%, 12/15/22(2)	505	500

		6,209

Other—1.7%
AXIS Equipment Finance Receivables IV LLC 2018-1A, A2 144A 3.240%, 12/20/23(2)	355	354
DB Master Finance LLC 2017-1A, A2I 144A 3.629%, 11/20/47(2)	424	422
Dell Equipment Finance Trust 2017-2, A3 144A 2.190%, 10/24/22(2)	390	386
Diamond Resorts Owner Trust 2017-1A, A 144A 3.270%, 10/22/29(2)	332	325
Drug Royalty II LP 2 2014-1, A2 144A 3.484%, 7/15/23(2)	187	186
Mariner Finance Issuance Trust 2017-AA, A 144A 3.620%, 2/20/29(2)	425	427
NextGear Floorplan Master Owner Trust 2018-1A, A2144A 3.220%, 2/15/23(2)	355	355
OneMain Financial Issuance Trust 2015-1A, A 144A 3.190%, 3/18/26(2)	449	450
Prosper Marketplace Issuance Trust 2017-2A, B 144A, 3.480%, 9/15/23(2)	420	419
2018-1A, A 144A, 3.110%, 6/17/24(2)	355	355
SoFi Consumer Loan Program LLC 2016-3, A 144A, 3.050%, 12/26/25(2)	242	242

	PAR VALUE	VALUE
Other (continued)
2017-1, A 144A, 3.280%, 1/26/26(2)	$280	$281
TGIF Funding LLC 2017-1A, A2 144A 6.202%, 4/30/47(2)	419	421

		4,623

Student Loans—0.2%
Laurel Road Prime Student Loan Trust 2017-B, A2FX 144A 2.770%, 8/25/42(2)	505	497
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $12,183)		12,112
CORPORATE BONDS AND NOTES—28.3%
Consumer Discretionary—2.3%
Altice France S.A. 144A 7.375%, 5/1/26(2)	415	395
Beazer Homes USA, Inc. 6.750%, 3/15/25	305	302
Charter Communications Operating LLC 4.908%, 7/23/25	430	439
CSC Holdings LLC 144A 5.375%, 2/1/28(2)	300	283
Discovery Communications LLC 3.950%, 3/20/28	405	389
Dollar General Corp. 4.125%, 5/1/28	405	408
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(2)	150	159
Horton (D.R.), Inc. 4.750%, 2/15/23	510	535
L Brands, Inc. 6.875%, 11/1/35	182	177
Lear Corp. 3.800%, 9/15/27	505	485
Lennar Corp. 144A, 5.250%, 6/1/26(2)	350	346
144A, 4.750%, 11/29/27(2)	335	321
Live Nation Entertainment, Inc. 144A 5.625%, 3/15/26(2)	230	233

See Notes to Schedules of Investments

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary (continued)
Meredith Corp. 144A 6.875%, 2/1/26(2)	$115	$118
QVC, Inc. 4.375%, 3/15/23(4)	665	665
TRI Pointe Group, Inc. 5.875%, 6/15/24	245	249
Wyndham Worldwide Corp. 5.100%, 10/1/25(4)	615	636
4.500%, 4/1/27	130	129

		6,269

Consumer Staples—0.7%
CVS Health Corp. 2.875%, 6/1/26(4)	700	645
4.300%, 3/25/28	311	313
Flowers Foods, Inc. 4.375%, 4/1/22(4)	330	341
Kraft Heinz Foods Co. (The) 3.000%, 6/1/26	420	387
Safeway, Inc. 7.250%, 2/1/31	285	231

		1,917

Energy—3.3%
Anadarko Petroleum Corp. 6.600%, 3/15/46	215	270
Andeavor Logistics LP 4.250%, 12/1/27(4)	420	409
Bristow Group, Inc. 144A 8.750%, 3/1/23(2)	50	51
Cheniere Corpus Christi Holdings LLC 5.875%, 3/31/25	280	293
Crestwood Midstream Partners LP 5.750%, 4/1/25	290	288
Enbridge Energy Partners LP 5.875%, 10/15/25	430	471
Energy Transfer Partners LP 4.200%, 4/15/27	430	415
EP Energy LLC 144A 8.000%, 11/29/24(2)	165	166
Gazprom OAO 144A 4.950%, 2/6/28(2)(5)	470	466

	PAR VALUE	VALUE
Energy (continued)
Helmerich & Payne International Drilling Co. 4.650%, 3/15/25	$290	$301
HollyFrontier Corp. 5.875%, 4/1/26(4)	480	516
Kinder Morgan Energy Partners LP 7.500%, 11/15/40(4)	615	767
MPLX LP 4.875%, 12/1/24(4)	695	728
NuStar Logistics LP 5.625%, 4/28/27	395	383
Parsley Energy LLC 144A 5.625%, 10/15/27(2)	380	380
Petrobras Global Finance BV 7.375%, 1/17/27	460	498
Petroleos Mexicanos 6.500%, 3/13/27	480	513
Range Resources Corp. 4.875%, 5/15/25	335	311
Sabine Pass Liquefaction LLC 6.250%, 3/15/22	355	385
SM Energy Co. 5.625%, 6/1/25	100	95
State Oil Co. of the Azerbaijan Republic RegS 6.950%, 3/18/30(3)	445	482
Sunoco LP 144A 5.500%, 2/15/26(2)	160	154
TransMontaigne Partners LP 6.125%, 2/15/26	130	130
USA Compression Partners LP 144A 6.875%, 4/1/26(2)	210	213
Valero Energy Partners LP 4.500%, 3/15/28	330	332

		9,017

Financials—9.5%
AerCap Ireland Capital Ltd. 3.950%, 2/1/22	495	497
Allstate Corp. (The) Series B 5.750%, 8/15/53(4)(7)	485	508

See Notes to Schedules of Investments

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Financials (continued)
Apollo Management Holdings LP 144A 4.000%, 5/30/24(2)(4)	$475	$477
Ares Capital Corp. 3.500%, 2/10/23	175	170
4.250%, 3/1/25(4)	325	316
Ares Finance Co., LLC 144A 4.000%, 10/8/24(2)(4)	675	655
Athene Holding Ltd. 4.125%, 1/12/28	395	379
Aviation Capital Group LLC 144A 3.500%, 11/1/27(2)	410	384
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 5.125%, 1/18/33(2)	325	312
Banco de Credito e Inversiones 144A 3.500%, 10/12/27(2)	740	692
Bank of America Corp. 144A, 3.004%, 12/20/23(2)	339	332
4.200%, 8/26/24	938	951
Bank of Montreal 3.803%, 12/15/32	121	115
BrightSphere Investment Group plc 4.800%, 7/27/26	495	497
Brookfield Finance LLC 4.000%, 4/1/24	598	602
Capital One Financial Corp. 4.200%, 10/29/25(4)	450	446
3.750%, 7/28/26(4)	545	519
Citigroup, Inc. 5.500%, 9/13/25	2,200	2,384
Compass Bank 3.875%, 4/10/25(4)	625	611
Development Bank of Kazakhstan JSC 144A 4.125%, 12/10/22(2)	720	718
Discover Financial Services 3.950%, 11/6/24	475	470

	PAR VALUE	VALUE
Financials (continued)
Ford Motor Credit Co., LLC 2.343%, 11/2/20	$740	$720
FS Investment Corp. 4.250%, 1/15/20	410	414
4.750%, 5/15/22	100	101
Goldman Sachs Group, Inc. (The) 5.750%, 1/24/22(4)	455	492
Guanay Finance Ltd. 144A 6.000%, 12/15/20(2)	475	485
ICAHN Enterprises LP 6.375%, 12/15/25	330	332
Jefferies Group LLC 5.125%, 1/20/23	235	249
4.850%, 1/15/27	250	255
JPMorgan Chase & Co. 3.300%, 4/1/26(4)	920	889
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(2)	535	598
Leucadia National Corp. 5.500%, 10/18/23	375	385
Liberty Mutual Group, Inc. 144A 4.250%, 6/15/23(2)(4)	610	622
Lincoln National Corp. 4.200%, 3/15/22(4)	340	350
Macquarie Group Ltd. 144A 6.250%, 1/14/21(2)(4)	520	559
Manulife Financial Corp. 4.150%, 3/4/26(4)	540	548
Morgan Stanley 4.100%, 5/22/23	385	390
3.125%, 7/27/26	955	903
Navient Corp. 7.250%, 9/25/23	100	104
6.750%, 6/25/25	250	253
Powszechna Kasa Oszczednosci Bank Polski S.A. 144A 4.630%, 9/26/22(2)(5)	440	458
Prudential Financial, Inc. 5.875%, 9/15/42	165	174
5.625%(7)	400	419

See Notes to Schedules of Investments

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Financials (continued)
Santander Holdings USA, Inc. 3.700%, 3/28/22	$425	$426
4.400%, 7/13/27	185	184
Societe Generale S.A. 144A 4.750%, 11/24/25(2)(4)	500	506
Springleaf Finance Corp. 6.875%, 3/15/25	140	140
Trinity Acquisition plc 4.400%, 3/15/26	200	203
Turkiye Vakiflar Bankasi TAO 144A 5.625%, 5/30/22(2)	430	422
UBS AG 7.625%, 8/17/22(4)	1,235	1,386
Wells Fargo & Co. 3.550%, 9/29/25	285	280
Series S, 5.900%, 8/15/27(4)	585	603

		25,885

Health Care—2.6%
Abbott Laboratories 3.750%, 11/30/26	605	601
AbbVie, Inc. 3.600%, 5/14/25	485	478
3.200%, 5/14/26	305	290
Allergan Sales LLC 144A 4.875%, 2/15/21(2)	184	190
AmerisourceBergen Corp. 3.450%, 12/15/27	335	319
Anthem, Inc. 3.650%, 12/1/27	126	122
4.101%, 3/1/28	365	366
Becton Dickinson & Co. 3.363%, 6/6/24	89	86
3.700%, 6/6/27	585	564
Cardinal Health, Inc. 3.200%, 3/15/23	325	320
3.079%, 6/15/24	25	24
3.410%, 6/15/27	185	174
Community Health Systems, Inc. 6.250%, 3/31/23	210	193
Endo Dac 144A 6.000%, 7/15/23(2)	275	208

	PAR VALUE	VALUE
Health Care (continued)
Envision Healthcare Corp. 144A 6.250%, 12/1/24(2)	$85	$88
HCA, Inc. 5.375%, 2/1/25	200	200
Mylan, Inc. 4.200%, 11/29/23(4)	500	506
Shire Acquisitions Investments Ireland DAC 2.400%, 9/23/21	200	193
Surgery Center Holdings, Inc. 144A 8.875%, 4/15/21(2)	305	318
Tenet Healthcare Corp. 4.500%, 4/1/21	215	213
144A, 4.625%, 7/15/24(2)	170	163
Teva Pharmaceutical Finance Netherlands III BV 3.150%, 10/1/26	165	132
Valeant Pharmaceuticals International, Inc. 144A, 6.500%, 3/15/22(2)	25	26
144A, 7.000%, 3/15/24(2)	40	42
144A, 5.500%, 11/1/25(2)	250	243
Zimmer Biomet Holdings, Inc. (3 month LIBOR + 0.750%) 2.928%, 3/19/21(1)	430	431
3.550%, 4/1/25	665	645

		7,135

Industrials—1.1%
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(2)	345	328
Bombardier, Inc. 144A 6.125%, 1/15/23(2)	260	259
CNH Industrial N.V. 4.500%, 8/15/23	359	365
3.850%, 11/15/27	222	215
Masco Corp. 5.950%, 3/15/22	213	231
4.450%, 4/1/25	140	143

See Notes to Schedules of Investments

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Industrials (continued)
Owens Corning 3.400%, 8/15/26(4)	$495	$477
Pitney Bowes, Inc. 4.125%, 5/15/22	410	388
Standard Industries, Inc. 144A 6.000%, 10/15/25(2)	410	420
TransDigm, Inc. 6.500%, 5/15/25	115	116

		2,942

Information Technology—1.6%
Analog Devices, Inc. 2.950%, 1/12/21	425	424
Arrow Electronics, Inc. 3.875%, 1/12/28	420	406
Broadcom Corp. 3.000%, 1/15/22	185	182
3.625%, 1/15/24	340	334
Citrix Systems, Inc. 4.500%, 12/1/27	380	376
Dell International LLC
144A, 6.020%, 6/15/26(2)	100	108
144A, 8.100%, 7/15/36(2)	230	279
Hewlett Packard Enterprise Co. 4.900%, 10/15/25	330	342
Jabil, Inc. 3.950%, 1/12/28	325	315
VeriSign, Inc. 4.750%, 7/15/27	300	287
Verisk Analytics, Inc. 4.000%, 6/15/25	470	473
VMware, Inc. 2.950%, 8/21/22	216	207
3.900%, 8/21/27	233	220
Western Digital Corp. 4.750%, 2/15/26	370	369

		4,322

Materials—2.2%
Anglo American Capital plc 144A 4.000%, 9/11/27(2)	525	503
BHP Billiton Finance USA Ltd. 144A 6.750%(2)(6)(7)	410	460

	PAR VALUE	VALUE
Materials (continued)
CRH America Finance, Inc. 144A 3.400%, 5/9/27(2)	$425	$407
FMG Resources August 2006 Pty Ltd. 144A 5.125%, 3/15/23(2)	185	184
Glencore Funding LLC 144A 4.000%, 3/27/27(2)	425	410
GTL Trade Finance, Inc. 144A 5.893%, 4/29/24(2)	295	314
INEOS Group Holdings S.A. 144A 5.625%, 8/1/24(2)	495	501
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(2)	935	954
NOVA Chemicals Corp. 144A, 4.875%, 6/1/24(2)	175	168
144A, 5.000%, 5/1/25(2)	240	230
OCP SA 144A 5.625%, 4/25/24(2)	500	527
Rusal Capital DAC 144A 5.125%, 2/2/22(2)	430	424
Teck Resources Ltd. 144A 8.500%, 6/1/24(2)	80	89
United States Steel Corp. 6.250%, 3/15/26	285	284
Vulcan Materials Co. 3.900%, 4/1/27	425	418

		5,873

Real Estate—2.2%
Alexandria Real Estate Equities, Inc. 3.950%, 1/15/27	300	293
Corporate Office Properties LP 3.600%, 5/15/23(4)	660	646
EPR Properties 4.750%, 12/15/26	620	620
Healthcare Trust of America Holdings LP 3.750%, 7/1/27	435	420
Hospitality Properties Trust 4.950%, 2/15/27	510	518
Kilroy Realty LP 4.375%, 10/1/25	475	481

See Notes to Schedules of Investments

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Real Estate (continued)
LifeStorage LP 3.500%, 7/1/26	$455	$434
3.875%, 12/15/27	165	159
MPT Operating Partnership LP 6.375%, 3/1/24	50	53
5.500%, 5/1/24	225	230
5.000%, 10/15/27	195	191
National Retail Properties, Inc. 4.000%, 11/15/25	150	149
Physicians Realty LP 3.950%, 1/15/28	435	417
Select Income REIT 4.500%, 2/1/25	470	464
Welltower, Inc. 4.000%, 6/1/25(4)	500	499
WP Carey, Inc. 4.600%, 4/1/24(4)	400	410

		5,984

Telecommunication Services—1.6%
AT&T, Inc. 144A 6.375%, 6/1/28(2)	2,000	2,224
Consolidated Communications, Inc. 6.500%, 10/1/22	204	182
Frontier Communications Corp. 7.125%, 1/15/23	370	249
144A, 8.500%, 4/1/26(2)	135	131
Level 3 Financing, Inc. 5.375%, 1/15/24	325	317
Sprint Spectrum Co., LLC 144A 3.360%, 9/20/21(2)	175	174
Telenet Finance Luxembourg Notes S.a.r.l. 144A 5.500%, 3/1/28(2)	400	382
Verizon Communications, Inc. 4.125%, 3/16/27	715	724

		4,383

Utilities—1.3%
American Electric Power Co., Inc. 3.200%, 11/13/27	390	371

	PAR VALUE	VALUE
Utilities (continued)
Duke Energy Corp. 2.650%, 9/1/26	$505	$461
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(2)	410	418
Exelon Corp. 3.497%, 6/1/22	605	599
FirstEnergy Transmission LLC 144A 4.350%, 1/15/25(2)	520	535
PNM Resources, Inc. 3.250%, 3/9/21	315	315
State Grid Overseas Investment 2014 Ltd. 144A 4.125%, 5/7/24(2)	500	509
TerraForm Power Operating LLC 144A 5.000%, 1/31/28(2)	290	275

		3,483
TOTAL CORPORATE BONDS AND NOTES
(Identified Cost $79,044)		77,210
LEVERAGED LOANS(1)—2.9%
Chemicals—0.0%
Tronox Blocked Borrower LLC First Lien, (3 month LIBOR + 3.000%) 5.302%, 9/23/24	20	20
Tronox Finance LLC First Lien, (3 month LIBOR + 3.000%) 5.302%, 9/23/24	45	45

		65

Consumer Durables—0.1%
Global Appliance, Inc. Tranche B, (1 month LIBOR + 4.000%) 5.880%, 9/29/24	144	146

Consumer Non-Durables—0.0%
HLF Financing S.a.r.l. Senior Lien, (1 month LIBOR + 5.500%) 7.377%, 2/15/23	79	79

See Notes to Schedules of Investments

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Energy—0.1%
Ultra Resources, Inc., (1 month LIBOR + 3.000%) 4.765%, 4/12/24	$280	$277

Financial—0.0%
Genworth Holdings, Inc., (1 month LIBOR + 4.500%) 6.202%, 3/7/23	10	10

Food / Tobacco—0.2%
Aramark Intermediate HoldCo Corp. Tranche B-1, (1 month LIBOR + 2.000%) 3.877%, 3/11/25	165	166
CHG PPC Parent LLC First Lien, (3 month LIBOR + 2.750%) 0.000%, 3/23/25(9)	15	15
JBS USA Lux S.A., (3 month LIBOR + 2.500%) 4.678%, 10/30/22	252	251

		432

Food and Drug—0.1%
Albertson’s LLC 2017-1, Tranche B-4, (1 month LIBOR + 2.750%) 4.627%, 8/25/21	256	253

Gaming / Leisure—0.5%
Gateway Casinos & Entertainment Ltd., (1 month LIBOR + 3.000%) 4.750%, 3/13/25	65	65
GVC Holdings plc, (3 month LIBOR + 2.500%) 0.000%, 3/15/24(9)	185	185
Playa Resorts Holding B.V., (3 month LIBOR + 3.250%) 5.000%, 4/29/24	214	215

	PAR VALUE	VALUE
Gaming / Leisure (continued)
Scientific Games International, Inc. Tranche B-5, (2 month LIBOR + 2.750%) 4.686%, 8/14/24	$5	$5
Seminole Tribe of Florida Tranche B, (1 month LIBOR + 2.000%) 3.877%, 7/8/24	269	270
Station Casinos LLC Tranche B, (1 month LIBOR + 2.500%) 4.380%, 6/8/23	241	242
UFC Holdings LLC First Lien, (1 month LIBOR + 3.250%) 5.130%, 8/18/23	245	246
Wyndham Hotels & Resorts, Inc. Tranche B, (3 month LIBOR + 1.750%) 0.000%, 3/29/25(9)	55	55

		1,283

Healthcare—0.3%
CHG Healthcare Services, Inc. 2017, First Lien, (3 month LIBOR + 3.000%) 4.772%, 6/7/23	290	292
Concentra, Inc. Tranche B-1, First Lien, (3 month LIBOR + 2.750%) 4.530%, 6/1/22	25	25
Endo Luxembourg Finance Co. S.a.r.l., (1 month LIBOR + 4.250%) 6.188%, 4/29/24	124	124
Envision Healthcare Corp., (1 month LIBOR + 3.000%) 4.880%, 12/1/23	203	204
Parexel International Corp., (1 month LIBOR + 2.750%) 4.627%, 9/27/24	50	50

See Notes to Schedules of Investments

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Healthcare (continued)
Quorum Health Corp., (1 month LIBOR + 6.750%) 8.627%, 4/29/22	$217	$221

		916

Housing—0.2%
Beacon Roofing Supply, Inc., (1 month LIBOR + 2.250%) 3.936%, 1/2/25	290	291
Capital Automotive LP Tranche B-2, First Lien, (1 month LIBOR + 2.500%) 4.380%, 3/25/24	381	383

		674

Information Technology—0.1%
Rackspace Hosting, Inc. Tranche B, First Lien, (1 month LIBOR + 2.500%) 4.380%, 3/25/24	389	388

Manufacturing—0.3%
Accudyne Industries LLC, (1 month LIBOR + 3.250%) 5.127%, 8/18/24	184	185
CPI Acquisition, Inc. First Lien, (3 month LIBOR + 4.500%) 6.358%, 8/17/22	375	256
Zodiac Pool Solutions LLC
Tranche B-1, First Lien, (3 month LIBOR + 4.000%) 6.302%, 12/20/23	272	272
Tranche B, (3 month LIBOR + 2.250%) 0.000%, 3/7/25(9)	70	70

		783

	PAR VALUE	VALUE
Media Telecom - Telecommunications—0.2%
CenturyLink, Inc. Tranche B, (1 month LIBOR + 2.750%) 4.627%, 1/31/25	$259	$255
Level 3 Financing, Inc. 2024, Tranche B, (1 month LIBOR + 2.250%) 4.111%, 2/22/24	335	335

		590

Media/Telecom - Wireless Communications—0.0%
Digicel International Finance Ltd. Tranche B, First Lien, (3 month LIBOR + 3.250%) 5.020%, 5/27/24	25	25

Media/Telecom - Broadcasting—0.1%
Sinclair Television Group, Inc. Tranche B, (3 month LIBOR + 2.500%) 0.000%, 12/12/24(9)	220	221

Media/Telecom - Cable/Wireless Video—0.0%
Telenet Financing USD LLC, (3 month LIBOR + 2.500%) 0.000%, 3/1/26(9)	10	10

Media/Telecom - Diversified Media—0.1%
Crown Finance US, Inc., (1 month LIBOR + 2.500%) 4.377%, 2/28/25	155	155
Meredith Corp., (1 month LIBOR + 3.000%) 4.877%, 1/31/25	210	211

		366

Service—0.3%
Delek U.S. Holdings, Inc., (3 month LIBOR + 2.500%) 0.000%, 3/14/25(9)	55	55

See Notes to Schedules of Investments

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE		VALUE
Service (continued)
Red Ventures LLC First Lien, (1 month LIBOR + 4.000%) 5.877%, 11/8/24	$169		$170
Sedgwick Claims Management Services, Inc. Second Lien, (3 month LIBOR + 5.750%) 7.734%, 2/28/22	300		301
TKC Holdings, Inc. First Lien, (3 month LIBOR + 4.250%) 6.030%, 2/1/23	193		195

			721

Transportation - Automotive—0.1%
Navistar, Inc. Tranche B, (1 month LIBOR + 3.500%) 5.210%, 11/6/24	220		221

Utility—0.2%
NRG Energy, Inc., (3 month LIBOR + 1.750%) 4.052%, 6/30/23	244		244
Vistra Operations Co., LLC (1 month LIBOR + 2.500%) 4.377%, 8/4/23	161		162
Tranche C, (1 month LIBOR + 2.500%) 4.377%, 8/4/23	29		29

			435
TOTAL LEVERAGED LOANS
(Identified Cost $7,974)			7,895

	SHARES
PREFERRED STOCKS—1.3%
Financials—1.3%
Citigroup, Inc. Series J, 7.125%	20,000		571
Huntington Bancshares, Inc. Series E, 5.700%	365	(8)	367
JPMorgan Chase & Co. Series Z, 5.300%(4)	550	(8)	565
KeyCorp Series D, 5.000%	415	(8)	409
M&T Bank Corp. Series F, 5.125%	355	(8)	354

	SHARES		VALUE
Financials (continued)
MetLife, Inc. Series D, 5.875%	156	(8)	$159
PNC Financial Services Group, Inc. (The) Series R, 4.850%	535	(8)	536
Series S, 5.000%	485	(8)	483
TOTAL PREFERRED STOCKS
(Identified Cost $3,468)			3,444
COMMON STOCKS—85.2%
Consumer Discretionary—3.9%
Compass Group plc Sponsored ADR	117,288		2,444
Las Vegas Sands Corp.	115,620		8,313

			10,757

Consumer Staples—7.7%
Altria Group, Inc.	71,637		4,464
British American Tobacco plc Sponsored ADR	49,499		2,855
Clorox Co. (The)	18,840		2,508
Coca-Cola Co. (The)	107,730		4,679
Imperial Brands plc	57,340		1,952
Imperial Brands plc Sponsored ADR	129,977		4,504

			20,962

Energy—9.0%
Royal Dutch Shell plc Class B Sponsored ADR	162,510		10,649
TOTAL S.A. Sponsored ADR	116,280		6,708
Vermilion Energy, Inc.	222,198		7,173

			24,530

Financials—17.5%
Bank of Hawaii Corp.	38,390		3,190
CI Financial Corp.	168,650		3,602
HSBC Holdings plc	243,930		2,277
HSBC Holdings plc Sponsored ADR	170,000		8,104
Royal Bank of Canada	103,319		7,986
SCOR SE Sponsored ADR	1,967,977		8,049
Tokio Marine Holdings, Inc.	88,350		3,932

See Notes to Schedules of Investments

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	SHARES	VALUE
Financials (continued)
Zurich Insurance Group AG ADR	320,370	$10,503

		47,643

Health Care—7.6%
AstraZeneca plc Sponsored ADR	224,030	7,834
GlaxoSmithKline plc	94,260	1,844
GlaxoSmithKline plc Sponsored ADR	188,060	7,347
Sonic Healthcare Ltd. Sponsored ADR	206,534	3,625

		20,650

Industrials—8.8%
ABB Ltd. Registered Shares	156,200	3,712
Air New Zealand Ltd.	1,988,670	4,660
BAE Systems plc Sponsored ADR	193,080	6,422
Deutsche Post AG Registered Shares	53,765	2,350
Port of Tauranga Ltd.	558,800	1,938
Waste Management, Inc.	27,590	2,321
Watsco, Inc.	13,950	2,524

		23,927

Information Technology—4.7%
Analog Devices, Inc.	35,930	3,274
Cisco Systems, Inc.	53,100	2,278
Paychex, Inc.	45,110	2,778
Tieto OYJ	134,770	4,491

		12,821

Materials—1.5%
BASF SE Sponsored ADR	163,640	4,155

Real Estate—6.9%
Crown Castle International Corp.	54,870	6,014
Lamar Advertising Co. Class A	106,432	6,776
Realty Income Corp.	115,695	5,985

		18,775

Telecommunication Services—10.2%
AT&T, Inc.	209,303	7,461
BCE, Inc.	244,240	10,512

	SHARES	VALUE
Telecommunication Services (continued)
Spark New Zealand Ltd.	3,997,540	$9,700

		27,673

Utilities—7.4%
Duke Energy Corp.	98,220	7,609
Fortis, Inc.	199,390	6,733
WEC Energy Group, Inc.	94,640	5,934

		20,276
TOTAL COMMON STOCKS
(Identified Cost $228,811)		232,169
TOTAL LONG TERM INVESTMENTS—135.8%
(Identified Cost $369,632)		370,181
SHORT-TERM INVESTMENTS—2.3%
Purchased Options—0.1%
(see open purchased options schedule)
TOTAL PURCHASED OPTIONS—0.1%
(Premiums Paid $795)		228
Money Market Mutual Fund—2.2%
Dreyfus Government Cash Management Fund –Institutional Shares (seven-day effective yield 1.540%)(10)	6,061,146	6,061
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $6,856)		6,289
TOTAL INVESTMENTS BEFORE WRITTEN OPTIONS—138.0%
(Identified Cost $376,894)		376,470	(11)
WRITTEN OPTIONS—(0.3)%
(see open written options schedule)
TOTAL WRITTEN OPTIONS —(0.3)%
(Premiums Received $1,390)		(772)
TOTAL INVESTMENTS NET OF WRITTEN OPTIONS—137.7%
(Identified Cost $375,504)		375,698
Other assets and liabilities, net—(37.7)%		(103,049)

NET ASSETS—100.0%		$272,649

See Notes to Schedules of Investments

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands except for strike price)

Abbreviations

ADR	American Depositary Receipt
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Variable rate security. Rate disclosed is as of March 31, 2018. For Leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, these securities amounted to a value of $51,611 or 18.9% of net assets.
(3)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	All or a portion of the security is segregated as collateral for written options.
(5)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(6)	No contractual maturity date.
(7)	Interest payments may be deferred.
(8)	Value shown as par value.
(9)	This loan will settle after March 31, 2018, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(10)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(11)	All or a portion of the portfolio is segregated as collateral for borrowings.

Country Weightings†
United States	52%
United Kingdom	15
Canada	10
New Zealand	4
France	4
Switzerland	4
Germany	2
Other	9
Total	100%

†	% of total investments net of written options as of March 31, 2018.

See Notes to Schedules of Investments

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

Open Purchased Options contracts as of March 31, 2018, were as follows:

Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options
S&P 500® Index	435	$126,150	$2,900	4/2/2018	$2
S&P 500® Index	541	157,431	2,910	4/4/2018	3
S&P 500® Index	147	41,675	2,835	4/6/2018	2
S&P 500® Index	430	123,840	2,880	4/9/2018	—	(2)
S&P 500® Index	500	143,500	2,870	4/11/2018	2
Put Options
S&P 500® Index	435	108,315	2,490	4/2/2018	11
S&P 500® Index	541	135,521	2,505	4/4/2018	58
S&P 500® Index	147	34,545	2,350	4/6/2018	9
S&P 500® Index	430	104,705	2,435	4/9/2018	65
S&P 500® Index	500	119,500	2,390	4/11/2018	76

Total Purchased Options					$228

Open Written Options contracts as of March 31, 2018, were as follows:

Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options
S&P 500® Index	435	$123,105	$2,830	4/2/2018	$(2)
S&P 500® Index	541	153,644	2,840	4/4/2018	(3)
S&P 500® Index	147	40,940	2,785	4/6/2018	(8)
S&P 500® Index	430	120,830	2,810	4/9/2018	(13)
S&P 500® Index	500	139,750	2,795	4/11/2018	(49)
Put Options
S&P 500® Index	435	111,360	2,560	4/2/2018	(19)
S&P 500® Index	541	139,308	2,575	4/4/2018	(297)
S&P 500® Index	147	35,280	2,400	4/6/2018	(10)
S&P 500® Index	430	107,715	2,505	4/9/2018	(175)
S&P 500® Index	500	123,250	2,465	4/11/2018	(196)

Total Written Options					$(772)

Footnote Legend:

(1)	Strike price not reported in thousands.
(2)	Amount is less than $500.

See Notes to Schedules of Investments

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2018 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Asset-Backed Securities	$12,112	$—	$12,112
Corporate Bonds And Notes	77,210	—	77,210
Foreign Government Securities	3,837	—	3,837
Leveraged Loans	7,895	—	7,895
Mortgage-Backed Securities	26,105	—	26,105
Municipal Bonds	5,380	—	5,380
U.S. Government Securities	2,029	—	2,029
Equity Securities:
Common Stocks	232,169	215,871	16,298
Preferred Stocks	3,444	571	2,873
Money Market Mutual Fund	6,061	6,061	—
Purchased Options	228	86	143

Total Investments before Written Options	$376,470	$222,588	$153,882

Written Options	$(772)	$(527)	$(245)

Total Investments Net of Written Options	$375,698	$222,061	$153,637

There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2018.

There were no transfers between Level 1, Level 2 or Level 3 related to securities held at March 31, 2018.

See Notes to Schedules of Investments

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

NOTES TO SCHEDULE OF INVESTMENTS

MARCH 31, 2018 (Unaudited)

Note 1. Significant Accounting Policies

The Fund is a closed-end, diversified management investment company registered under the Investment Company Act of 1940 (the “Act”).

The significant accounting policies consistently followed by the Fund in the preparation of its Schedule of Investments are summarized below and, for derivatives, included in Note 2 below. The preparation of the Schedule of Investments in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedule of Investments. Actual results could differ from those estimates and those differences could be significant.

A.	Security Valuation

Security valuation procedures for the Fund, which include nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Directors (the “Board”, or the “Directors”). All internally fair valued securities are approved by a valuation committee appointed by the Board (the “Valuation Committee”). The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Fair valuations are reviewed quarterly by the Board.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

• Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities).

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market or other

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2018 (Unaudited)

regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets.

In such cases the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange-traded funds and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation, and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2018 (Unaudited)

Note 2. Derivative Financial Instruments

Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by the Fund.

Options	contracts

($ reported in thousands)

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed-upon price. The Fund pursues an option income strategy whereby it purchases and sells out-of-the-money puts and calls, creating an options spread designed to generate a consistent level of option cash flow which should result in additional yield. The Fund is subject to equity price risk in the normal course of pursuing its investment objectives.

When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

Holdings of the Fund designated to cover outstanding written options are noted in the Schedule of Investments. Purchased options are reported as an asset within “Investment in securities at value” in the Statement of Assets and Liabilities. Options written are reported as a liability within “Written options outstanding at value”. Changes in value of the purchased option is included in “Net change in unrealized appreciation (depreciation) on investments” in the Statement of Operations. Changes in value of written options is included in “Net change in unrealized appreciation (depreciation) on written options”.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in “Net realized gain (loss) on investments” in the Statement of Operations. Gain or loss on written options is presented separately as “Net realized gain (loss) on written options” in the Statement of Operations.

The risk in writing covered call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing covered put options is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are normally subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value. However, the Fund may limit its risk of loss when writing an option by purchasing an option by purchasing an option similar to the one that is sold except for the fact it is further “out of the money”.

VIRTUS GLOBAL DIVIDEND & INCOME FUND INC.

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2018 (Unaudited)

For the period ended March 31, 2018, the average daily premiums paid by the Fund for purchased options were $634, and the average daily premiums received by the Fund for written options were $1,219.

Note 3. Illiquid and Restricted Securities

($ reported in thousands)

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid. The Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

At March 31, 2018, the Fund did not hold any securities that were both illiquid and restricted.

Note 4. Regulatory Matters And Litigation

From time to time, Virtus Investment Advisers, LLC (“VIA”), the Fund’s Adviser, Kayne Anderson Rudnick Investment Management Co. (“KAR”) and Newfleet Asset Management LLC (“Newfleet”) the Fund’s subadvisers and/or their respective affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Fund’s Adviser believes that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.

Note 5. Recent Accounting Pronouncement

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

Note 6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there are no subsequent events that require recognition or disclosure in these financial statements.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Global Dividend & Income Fund Inc.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	May 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	May 28, 2018

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date	May 28, 2018

* Print the name and title of each signing officer under his or her signature.